Profit for the year	12 Months Ended
Dec. 31, 2017
Profit for the year
Profit for the year

11.        Profit for the year

Profit for the year has been arrived at after charging (crediting)

11.1Impairment losses (reversal of impairment losses) on trade receivables

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Allowance on doubtful trade receivables (Note 25)	301	201	528
Reversal of allowance on doubtful trade receivables (Note 25)	(438)	(1,603)	(541)
Reversal of allowance on doubtful other receivables	—	(8,809)	—
	(137)	(10,211)	(13)

In 2017, the Group reversed a portion of the allowance on doubtful accounts due to collection of part of the trade and other receivables from customers.

11.2Depreciation and amortization expense

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Depreciation of property, plant and equipment	906,034	673,161	473,008
Amortization of intangible assets and land use right	65,348	56,705	50,541
	971,382	729,866	523,549

11.3Employee benefits expense

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Wages, salaries and social security contributions	499,238	378,709	299,267
Bonus	57,289	123,313	107,859
Paid annual leave	—	—	66
Non-monetary benefits	47,204	31,686	21,414
Equity-settled share-based payments (Note 39)	18,214	14,210	18,329
	621,945	547,918	446,935

11.4Royalties expense

	Year Ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Royalties expense	37,466	37,023	36,262

11.5Government funding

Government funding under specific R&D projects

The Group received government funding (including those with primary condition that the Group should purchase, construct or otherwise acquire non-current assets) of US$178.3 million, US$181.1 million and US$40.2 million and recognized US$82.2 million US$52.5 million and US$34.3 million as reductions of certain R&D expenses in 2017, 2016 and 2015 for several specific R&D projects respectively. The government funding is recorded as a liability upon receipt and recognized as reduction of R&D expenses until the milestones specified in the terms of the funding have been reached.

Government funding for specific intended use

The Group received government funding of US$51.6 million, US$21.1 million and US$7.6 million in 2017, 2016 and 2015, respectively. The Group recognized US$24.2 million, US$11.6 million and US$4.9 million as reduction of interest expense (Note 8) and recognized US$27.4 million, US$9.5 million and US$2.7 million as other operating income (Note 7)  in 2017, 2016 and 2015, respectively. The government funding is recorded as a liability upon receipt and recognized as reduction of interest expense or as other operating income until the requirements (if any) specified in the terms of the funding have been reached.

11.6Auditors’ remuneration

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Audit services	1,413	1,529	1,322
Non-audit services	85	587	65
.	1,498	2,116	1,387